DECOMMISSIONING AND RESTORATION LIABILITY (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
GK Mine [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 56,122	$ 30,045
Discount rate	2.18%	2.26%
Inflation rate	1.95%	1.99%
Periods	2029	2028
KNP [Member]
Decommissioning And Restoration Liability [Line Items]
Expected undiscounted cash flows	$ 175
Discount rate	1.86%
Inflation rate	1.95%
Periods	2021